Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows provided by (used in) operating activities:
Net loss for the period	$ (3,223)	$ (655)
Adjustments for non-cash items:
Increase in deferred tax liability	121
Income on fair value of warrant liability	(369)
Value of shares issued for services	30
Amortization of debt discount		56
Share of loss (gain) in associates	44	(440)
Stock-based compensation expense	2,180	296
Accounts receivable	(215)
Prepaid expenses and other receivables	394	2
Accounts payable and accrued liabilities	(544)	53
Other	2
Net cash used in operating activities	(1,580)	(688)
Cash flows provided by (used in) investing activities:
Investment in associates		(1,000)
Net cash used in investing activities		(1,000)
Cash flows provided by (used in) financing activities:
Proceeds from shares issued under registered offering	29,093	6,980
Share issuance costs	(1,666)	(248)
Net cash provided by financing activities	27,427	6,732
Increase in cash and cash equivalents during period	25,847	5,044
Cash and cash equivalents at beginning of period	2,770	3,152
Cash and cash equivalents at end of period	28,617	8,196
Cash paid for interest	11
Increase in accounts payable for stock issuance costs	210
Fair value of warrant liability for Portage warrants issued	751
Unrealized (loss) on investment in investments		$ 78